SCHEDULE 1-RENESOLA LTD CONDENSED FINANCIAL STATEMENTS (Schedule of Balance Sheets) (Details)	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Current assets:
Cash and cash equivalents	$ 38,045,225	$ 99,847,604	¥ 109,951,726	$ 86,772,678	$ 93,283,283
Prepaid expenses and other current assets	27,805,783	44,913,444
Derivative assets	56,253	1,688,103
Total current assets	637,750,306	859,531,237
Total assets	1,346,319,585	1,669,007,526
Current liabilities:
Amount due to subsidiaries	2,676,614	7,569,511
Other current liabilities	77,238,265	126,623,253
Warranty liabilities	577,500	$ 1,890,000
Convertible bond payable-current	26,145,000
Total current liabilities	$ 1,103,861,889	$ 1,336,792,443
Convertible notes payable-non-current		94,599,000
Total liabilities	$ 1,234,385,673	1,533,851,207
Equity:
Common shares (500,000,000 shares; no par value shares authorized at December 31, 2014 and 2015; 204,846,064 shares issued and 203,777,464 shares outstanding at December 31, 2014; 203,331,288 shares issued and 203,205,688 shares outstanding at December 31, 2015)	477,964,702	476,765,888
Additional paid-in capital	7,669,350	7,512,174
Accumulated loss	(435,276,897)	(430,201,775)
Accumulated other comprehensive income	61,576,757	81,080,032
Total equity	111,933,912	135,156,319		169,016,544	364,403,485
Total liabilities and shareholders' equity	$ 1,346,319,585	$ 1,669,007,526
Common shares, shares authorized | shares	500,000,000	500,000,000	500,000,000
Common shares, shares issued | shares	203,331,288	204,846,064	204,846,064
Common shares, shares outstanding | shares	203,205,688	203,777,464	203,777,464
RENESOLA LTD [Member]
Current assets:
Cash and cash equivalents	$ 10,181,328	$ 1,327,697		$ 1,032,077	$ 5,364,702
Prepaid expenses and other current assets	$ 257,933
Derivative assets		$ 1,678,005
Deferred convertible notes issue costs-current	$ 34,660	661,396
Total current assets	10,473,921	3,667,098
Investment in subsidiaries	$ 213,430,832	254,481,281
Deferred convertible notes insurance costs-non-current		137,791
Total assets	$ 223,904,753	258,286,170
Current liabilities:
Amount due to subsidiaries	84,821,631	25,146,620
Other current liabilities	333,237	1,400,758
Warranty liabilities	577,500	$ 1,890,000
Convertible bond payable-current	26,145,000
Total current liabilities	111,877,368	$ 28,437,378
Income tax payable	$ 93,473	93,473
Convertible notes payable-non-current		94,599,000
Total liabilities	$ 111,970,841	123,129,851
Equity:
Common shares (500,000,000 shares; no par value shares authorized at December 31, 2014 and 2015; 204,846,064 shares issued and 203,777,464 shares outstanding at December 31, 2014; 203,331,288 shares issued and 203,205,688 shares outstanding at December 31, 2015)	477,964,702	476,765,888
Additional paid-in capital	7,669,350	7,512,174
Accumulated loss	(435,276,897)	(430,201,775)
Accumulated other comprehensive income	61,576,757	81,080,032
Total equity	111,933,912	135,156,319
Total liabilities and shareholders' equity	$ 223,904,753	$ 258,286,170
Common shares, shares authorized | shares	500,000,000	500,000,000	500,000,000
Common shares, shares issued | shares	203,331,288	204,846,064	204,846,064
Common shares, shares outstanding | shares	203,205,688	203,777,464	203,777,464